Revenues	12 Months Ended
Dec. 31, 2017
Disclosure Of Revenue Explanatory [Abstract]
Disclosure of revenue [text block]

39 Revenues

Net sales from operations

(€ million)	2017	2016	2015
Revenues from sales and services	66,920	55,764	72,290
Change in contract work in progress	(1)	(2)	(4)
	66,919	55,762	72,286

Revenues from sales were stated net of the following items:

(€ million)	2017	2016	2015
Excise taxes	11,378	11,913	11,889
Services recharged to joint venture partners	4,702	4,441	5,609
Sales to service station managers for sales billed to holders of credit cards	1,675	1,553	1,643
Exchanges of oil sales (excluding excise taxes)	994	878	1,154
	18,749	18,785	20,295

Net sales from operations by industry segment and geographical area of destination are disclosed in note 46 — Information by industry segment and by geographical area.

Net sales from operations with related parties are disclosed in note 47 — Transactions with related parties.

Other income and revenues

(€ million)	2017	2016	2015
Gains from sale of assets and businesses	3,288	14	459
Gains on price adjustments under overlifting/underlifting transactions	166	238	253
Lease and rental income	84	81	85
Contract penalties and other trade revenues	42	72	36
Compensation for damages	9	122	36
Other proceeds(*)	469	404	383
	4,058	931	1,252

_______

(*)	Each individual amount included herein was lower than €50 million.

Gains from the sale of assets and business of  €3,288 million related to the divestment of a 25% stake in natural gas-rich Area 4 offshore Mozambique (€1,985 million) and of a 40% stake in the Zohr project (€1,281 million). Compensations for 2016 of  €122 million related to a loss in property value following an accident occurred at the EST conversion plant at the Sannazzaro refinery.

Other income and revenues with related parties are disclosed in note 47 — Transactions with related parties.